Revision to Prior Period Financial Statements (Tables)	3 Months Ended
Mar. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Restatement Of Balance Sheet

The Company concluded that the misstatement was not material to the Post-IPO Balance Sheet and the misstatement had no material impact to any prior interim period. The effect of the revisions to the Post-IPO Balance Sheet is as follows:

	As of March 18, 2021
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$981,444,800	$—	$981,444,800

Liabilities and stockholders’ equity
Total current liabilities	$2,015,571	$—	$2,015,571
Deferred legal fees	18,183	—	18,183
Deferred underwriting commissions	34,212,500		34,212,500
Derivative warrant liabilities	—	35,160,700	35,160,700

Total liabilities	36,246,254	35,160,700	71,406,954
Class A common stock, $0.0001 par value; shares subject to possible redemption	940,198,540	(35,160,700)	905,037,840
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock—$0.0001 par value	373	352	725
Class B common stock—$0.0001 par value	2,444	—	2,444
Additional paid-in-capital	5,087,286	1,111,128	6,198,414
Accumulated deficit	(90,097)	(1,111,480)	(1,201,577)

Total stockholders’ equity	5,000,006	—	5,000,006

Total liabilities and stockholders’ equity	$981,444,800	$—	$981,444,800